Income Taxes - Schedule of Effective Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax [Abstract]
Income before income tax expenses	$ 9,096,240	$ 12,100,336	$ 16,488,795
Income tax computed at statutory EIT rate (25%)	2,274,060	3,025,084	4,122,199
Tax effect of preferential tax treatments	(1,105,286)	(2,317,043)	(1,585,164)
Effect of other non-deductible expenses	29,355	15,065	12,611
Others	(15,777)	127,527	(70,764)
Total	$ 1,182,352	$ 850,633	$ 2,478,882